Annual Total Returns	0 Months Ended
Oct. 31, 2011
(Actively-Managed Exchange-Traded Funds) | (PIMCO Enhanced Short Maturity Strategy Fund) | PIMCO Enhanced Short Maturity Strategy Fund
Bar Chart Table:
Annual Return 2010	1.72%
(Actively-Managed Exchange-Traded Funds) | (PIMCO Intermediate Municipal Bond Strategy Fund) | PIMCO Intermediate Municipal Bond Strategy Fund
Bar Chart Table:
Annual Return 2010	3.78%
(Index Exchange-Traded Funds) | (PIMCO Broad U.S. TIPS Index Fund) | PIMCO Broad U.S. TIPS Index Fund
Bar Chart Table:
Annual Return 2010	6.15%
(Index Exchange-Traded Funds) | (PIMCO 1-3 Year U.S. Treasury Index Fund) | PIMCO 1-3 Year U.S. Treasury Index Fund
Bar Chart Table:
Annual Return 2010	2.27%
(Index Exchange-Traded Funds) | (PIMCO 1-5 Year U.S. TIPS Index Fund) | PIMCO 1-5 Year U.S. TIPS Index Fund
Bar Chart Table:
Annual Return 2010	3.54%
(Index Exchange-Traded Funds) | (PIMCO 15+ Year U.S. TIPS Index Fund) | PIMCO 15+ Year U.S. TIPS Index Fund
Bar Chart Table:
Annual Return 2010	8.46%
(Index Exchange-Traded Funds) | (PIMCO 25+ Year Zero Coupon US Treasury Index Fund) | PIMCO 25+ Year Zero Coupon US Treasury Index Fund
Bar Chart Table:
Annual Return 2010	10.06%
(Index Exchange-Traded Funds) | (PIMCO 3-7 Year U.S. Treasury Index Fund) | PIMCO 3-7 Year U.S. Treasury Index Fund
Bar Chart Table:
Annual Return 2010	6.46%
(Index Exchange-Traded Funds) | (PIMCO 7-15 Year U.S. Treasury Index Fund) | PIMCO 7-15 Year U.S. Treasury Index Fund
Bar Chart Table:
Annual Return 2010	9.03%